Cover Document	Jan. 21, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 21, 2021
Entity Registrant Name	IHS MARKIT LTD.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-36495
Entity Tax Identification Number	98-1166311
Entity Address, Address Line One	4th Floor, Ropemaker Place
Entity Address, Address Line Two	25 Ropemaker Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2Y 9LY
Country Region	44
City Area Code	20
Local Phone Number	7260 2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	INFO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001598014
Amendment Flag	false